American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Value ETF (VALQ)
November 30, 2023

U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.0%
Textron, Inc.	27,967	2,143,950
Air Freight and Logistics — 0.5%
FedEx Corp.	1,288	333,373
United Parcel Service, Inc., Class B	4,885	740,615
		1,073,988
Automobile Components — 0.2%
Lear Corp.	2,442	326,618
Automobiles — 0.2%
Thor Industries, Inc.	3,279	324,851
Banks — 0.2%
Bank OZK	7,859	328,978
Beverages — 2.6%
Coca-Cola Co.	42,515	2,484,576
Coca-Cola Consolidated, Inc.	1,802	1,323,605
Molson Coors Beverage Co., Class B	5,531	340,378
National Beverage Corp.(1)	15,007	713,433
PepsiCo, Inc.	3,034	510,592
		5,372,584
Biotechnology — 4.9%
AbbVie, Inc.	2,382	339,173
Alkermes PLC(1)	13,435	324,321
Amgen, Inc.	9,404	2,535,695
Exelixis, Inc.(1)	15,231	332,188
Gilead Sciences, Inc.	71,264	5,458,822
Incyte Corp.(1)	6,116	332,343
United Therapeutics Corp.(1)	1,425	342,000
Vertex Pharmaceuticals, Inc.(1)	926	328,554
		9,993,096
Broadline Retail — 1.3%
Dillard's, Inc., Class A(2)	1,864	646,976
eBay, Inc.	42,684	1,750,471
Macy's, Inc.	21,327	338,246
		2,735,693
Building Products — 2.3%
A O Smith Corp.	4,671	352,007
Allegion PLC	8,537	905,690
Masco Corp.	29,194	1,767,697
Owens Corning	10,430	1,414,099
Trane Technologies PLC	873	196,783
		4,636,276
Capital Markets — 1.2%
Affiliated Managers Group, Inc.	2,456	332,911
Evercore, Inc., Class A	2,256	332,873
Franklin Resources, Inc.	28,686	711,413
SEI Investments Co.	5,737	336,590
State Street Corp.	4,627	336,938
T. Rowe Price Group, Inc.	3,358	336,236
		2,386,961

Chemicals — 1.5%
Axalta Coating Systems Ltd.(1)	10,632	334,589
Ecolab, Inc.	971	186,170
LyondellBasell Industries NV, Class A	21,343	2,029,719
PPG Industries, Inc.	1,290	183,167
Sherwin-Williams Co.	1,583	441,341
		3,174,986
Commercial Services and Supplies — 1.9%
Cintas Corp.	3,890	2,152,142
Rollins, Inc.	43,643	1,778,016
		3,930,158
Communications Equipment — 4.2%
Cisco Systems, Inc.	57,917	2,802,024
F5, Inc.(1)	14,345	2,455,721
Juniper Networks, Inc.	110,738	3,150,496
Motorola Solutions, Inc.	1,034	333,848
		8,742,089
Construction and Engineering — 0.5%
EMCOR Group, Inc.	4,670	992,468
Consumer Finance — 0.4%
OneMain Holdings, Inc.	8,276	350,075
Synchrony Financial	16,970	549,149
		899,224
Consumer Staples Distribution & Retail — 5.2%
Kroger Co.	46,734	2,068,914
Sysco Corp.	2,478	178,837
Target Corp.	20,420	2,732,400
US Foods Holding Corp.(1)	7,763	340,253
Walmart, Inc.	34,335	5,345,616
		10,666,020
Containers and Packaging — 0.2%
Packaging Corp. of America	2,096	352,149
Distributors — 0.8%
Genuine Parts Co.	10,384	1,378,788
LKQ Corp.	3,946	175,715
		1,554,503
Diversified Consumer Services — 1.1%
H&R Block, Inc.	51,537	2,340,811
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	20,312	336,570
Electrical Equipment — 1.7%
Acuity Brands, Inc.	9,170	1,643,814
Eaton Corp. PLC	1,197	272,545
Emerson Electric Co.	1,996	177,445
Hubbell, Inc.	4,401	1,320,300
		3,414,104
Electronic Equipment, Instruments and Components — 3.4%
Amphenol Corp., Class A	3,662	333,205
Arrow Electronics, Inc.(1)	2,747	325,684
Insight Enterprises, Inc.(1)	2,209	334,487
Jabil, Inc.	14,376	1,657,840
Keysight Technologies, Inc.(1)	2,410	327,495
TE Connectivity Ltd.	27,768	3,637,608
Trimble, Inc.(1)	7,367	341,829
		6,958,148

Entertainment — 0.2%
Electronic Arts, Inc.	2,414	333,156
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	3,816	332,831
MGIC Investment Corp.	99,165	1,744,312
Visa, Inc., Class A	1,297	332,914
Western Union Co.	28,682	333,572
		2,743,629
Food Products — 2.8%
Archer-Daniels-Midland Co.	4,504	332,080
Bunge Global SA	3,029	332,796
Campbell Soup Co.	8,216	330,119
Flowers Foods, Inc.	15,706	326,842
General Mills, Inc.	7,951	506,161
Hershey Co.	3,604	677,264
Ingredion, Inc.	19,245	1,972,420
Kellanova	9,724	510,899
Mondelez International, Inc., Class A	2,626	186,603
Post Holdings, Inc.(1)	3,876	331,127
Seaboard Corp.	94	330,409
		5,836,720
Health Care Equipment and Supplies — 0.1%
IDEXX Laboratories, Inc.(1)	376	175,148
Health Care Providers and Services — 7.0%
Cardinal Health, Inc.	48,713	5,216,188
Cencora, Inc.	1,959	398,402
Centene Corp.(1)	4,616	340,107
Chemed Corp.	652	369,684
Cigna Group	1,588	417,453
CVS Health Corp.	4,959	336,964
DaVita, Inc.(1)	5,820	590,497
Elevance Health, Inc.	720	345,233
Humana, Inc.	679	329,220
McKesson Corp.	10,468	4,925,822
Molina Healthcare, Inc.(1)	934	341,433
Quest Diagnostics, Inc.	2,446	335,665
UnitedHealth Group, Inc.	650	359,430
		14,306,098
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc.(1)	116	362,581
Darden Restaurants, Inc.	3,730	583,633
Expedia Group, Inc.(1)	9,645	1,313,456
International Game Technology PLC	12,270	327,977
Marriott International, Inc., Class A	1,593	322,901
Texas Roadhouse, Inc.	2,967	333,966
		3,244,514
Household Durables — 0.9%
Garmin Ltd.	2,758	337,138
Lennar Corp., Class A	4,812	615,551
Meritage Homes Corp.	2,346	331,490
NVR, Inc.(1)	53	326,235
PulteGroup, Inc.	3,745	331,133
		1,941,547
Household Products — 4.9%
Colgate-Palmolive Co.	31,943	2,516,150

Kimberly-Clark Corp.	41,485	5,132,939
Procter & Gamble Co.	16,473	2,528,935
		10,178,024
Industrial Conglomerates — 0.2%
3M Co.	3,471	343,872
Insurance — 2.0%
Allstate Corp.	1,318	181,713
Axis Capital Holdings Ltd.	6,002	338,153
Chubb Ltd.	1,459	334,738
Everest Group Ltd.	906	371,958
Globe Life, Inc.	2,749	338,484
Hartford Financial Services Group, Inc.	4,499	351,642
Loews Corp.	4,840	340,204
Old Republic International Corp.	30,597	896,798
Reinsurance Group of America, Inc.	2,058	335,577
Unum Group	7,709	331,487
W R Berkley Corp.	4,694	340,550
		4,161,304
Interactive Media and Services — 1.7%
Alphabet, Inc., Class A(1)	4,389	581,674
Meta Platforms, Inc., Class A(1)	8,899	2,911,308
		3,492,982
IT Services — 6.5%
Accenture PLC, Class A	991	330,142
Akamai Technologies, Inc.(1)	31,951	3,691,299
Amdocs Ltd.	29,373	2,460,576
Cognizant Technology Solutions Corp., Class A	42,720	3,006,634
Gartner, Inc.(1)	1,184	514,851
GoDaddy, Inc., Class A(1)	3,448	345,007
International Business Machines Corp.	3,431	544,019
VeriSign, Inc.(1)	11,667	2,475,737
		13,368,265
Life Sciences Tools and Services — 0.5%
Medpace Holdings, Inc.(1)	3,567	965,658
Machinery — 4.9%
AGCO Corp.	2,881	327,080
Allison Transmission Holdings, Inc.	6,136	328,153
Caterpillar, Inc.	719	180,268
Donaldson Co., Inc.	49,811	3,030,501
Illinois Tool Works, Inc.	8,797	2,130,721
ITT, Inc.	3,042	329,357
Lincoln Electric Holdings, Inc.	8,952	1,773,033
Mueller Industries, Inc.	8,678	360,397
PACCAR, Inc.	4,474	410,803
Parker-Hannifin Corp.	511	221,355
Snap-on, Inc.	1,265	347,483
Watts Water Technologies, Inc., Class A	1,874	360,764
Xylem, Inc.	1,728	181,665
		9,981,580
Media — 4.1%
Charter Communications, Inc., Class A(1)	821	328,507
Comcast Corp., Class A	128,959	5,402,092
Fox Corp., Class A	11,002	324,999
New York Times Co., Class A	42,415	1,993,081
News Corp., Class A	15,067	332,077
		8,380,756

Metals and Mining — 0.6%
Nucor Corp.	2,069	351,668
Reliance Steel & Aluminum Co.	1,894	521,342
Steel Dynamics, Inc.	3,154	375,736
		1,248,746
Oil, Gas and Consumable Fuels — 3.1%
APA Corp.	9,068	326,448
Chord Energy Corp.	2,053	332,874
Exxon Mobil Corp.	3,230	331,850
Marathon Oil Corp.	13,120	333,642
Marathon Petroleum Corp.	15,911	2,373,762
PBF Energy, Inc., Class A	7,465	331,446
Phillips 66	16,316	2,102,969
Valero Energy Corp.	2,664	333,959
		6,466,950
Pharmaceuticals — 0.3%
Eli Lilly & Co.	556	328,618
Johnson & Johnson	2,187	338,242
		666,860
Professional Services — 2.1%
Automatic Data Processing, Inc.	770	177,038
Booz Allen Hamilton Holding Corp.	11,140	1,393,948
Concentrix Corp.	4,255	399,927
Genpact Ltd.	9,871	335,219
Insperity, Inc.	5,860	666,575
Paychex, Inc.	2,746	334,930
Robert Half, Inc.	4,322	354,318
Science Applications International Corp.	2,846	334,149
TriNet Group, Inc.(1)	3,375	391,264
		4,387,368
Semiconductors and Semiconductor Equipment — 3.3%
Amkor Technology, Inc.	11,676	328,913
Applied Materials, Inc.	2,194	328,617
Axcelis Technologies, Inc.(1)	2,595	322,507
Broadcom, Inc.	2,155	1,994,768
Cirrus Logic, Inc.(1)	4,380	332,486
KLA Corp.	600	326,772
Lam Research Corp.	459	328,607
Qorvo, Inc.(1)	3,457	333,600
QUALCOMM, Inc.	16,398	2,116,162
Skyworks Solutions, Inc.	3,465	335,862
		6,748,294
Software — 5.4%
Adobe, Inc.(1)	833	508,971
Autodesk, Inc.(1)	2,436	532,096
Cadence Design Systems, Inc.(1)	1,204	329,017
DocuSign, Inc.(1)	7,666	330,405
Dolby Laboratories, Inc., Class A	3,897	335,649
Dropbox, Inc., Class A(1)	60,541	1,706,045
Fair Isaac Corp.(1)	174	189,242
Fortinet, Inc.(1)	6,152	323,349
Informatica, Inc., Class A(1)	13,350	334,952
Manhattan Associates, Inc.(1)	8,902	1,985,591
Microsoft Corp.	2,129	806,699
Qualys, Inc.(1)	7,256	1,341,199

ServiceNow, Inc.(1)	484	331,898
SPS Commerce, Inc.(1)	1,933	333,017
Synopsys, Inc.(1)	602	327,025
Teradata Corp.(1)	28,544	1,348,704
		11,063,859
Specialized REITs — 0.1%
Lamar Advertising Co., Class A	1,796	181,917
Specialty Retail — 4.2%
AutoNation, Inc.(1)	2,452	331,682
AutoZone, Inc.(1)	124	323,631
Best Buy Co., Inc.	25,903	1,837,559
Dick's Sporting Goods, Inc.	2,756	358,556
Home Depot, Inc.	7,596	2,381,270
Murphy USA, Inc.	899	332,226
O'Reilly Automotive, Inc.(1)	735	722,049
Ross Stores, Inc.	4,098	534,297
TJX Cos., Inc.	2,004	176,572
Ulta Beauty, Inc.(1)	804	342,496
Williams-Sonoma, Inc.	7,172	1,345,037
		8,685,375
Technology Hardware, Storage and Peripherals — 3.5%
Apple, Inc.	27,234	5,173,098
Dell Technologies, Inc., Class C	21,849	1,657,684
NetApp, Inc.	4,131	377,532
		7,208,314
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)	520	345,264
PVH Corp.	3,990	390,142
Ralph Lauren Corp.	2,639	341,434
Skechers USA, Inc., Class A(1)	6,498	382,797
Tapestry, Inc.	33,634	1,065,189
		2,524,826
Tobacco — 0.2%
Altria Group, Inc.	8,045	338,212
Trading Companies and Distributors — 1.7%
Applied Industrial Technologies, Inc.	2,439	390,411
Fastenal Co.	5,460	327,436
MSC Industrial Direct Co., Inc., Class A	7,704	750,524
WW Grainger, Inc.	2,585	2,032,301
		3,500,672
TOTAL COMMON STOCKS (Cost $189,931,386)		205,158,871
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	530,538	530,538
State Street Navigator Securities Lending Government Money Market Portfolio(3)	623,834	623,834
TOTAL SHORT-TERM INVESTMENTS (Cost $1,154,372)		1,154,372
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $191,085,758)		206,313,243
OTHER ASSETS AND LIABILITIES — (0.4)%		(888,612)
TOTAL NET ASSETS — 100.0%		$205,424,631

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $611,225. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $623,834.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.